Shareholder Report, Average Annual Return (Details)	12 Months Ended	45 Months Ended	60 Months Ended	120 Months Ended
	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026
C000016760
Average Annual Return [Line Items]
Average Annual Return, Percent	16.59%		10.61%	10.18%
C000016763
Average Annual Return [Line Items]
Average Annual Return, Percent	21.80%		11.09%	10.00%
C000239806
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
Without Sales Load [Member] | C000016760
Average Annual Return [Line Items]
Average Annual Return, Percent	23.70%		11.93%	10.83%
Without Sales Load [Member] | C000016763
Average Annual Return [Line Items]
Average Annual Return, Percent	22.80%		11.09%	10.00%
Without Sales Load [Member] | C000016764
Average Annual Return [Line Items]
Average Annual Return, Percent	24.01%		12.21%	11.11%
Without Sales Load [Member] | C000239806
Average Annual Return [Line Items]
Average Annual Return, Percent	24.06%	19.39%
DWS Index: S&P 500® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	20.38%		12.79%	15.37%
DWS Index: S&P 500® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	20.38%		12.79%	15.37%
DWS Index: S&P 500® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	20.38%		12.79%	15.37%
DWS Index: S&P 500® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	20.38%	20.06%